Operating Expenses Before Impairment Losses, Provisions and Charges - Additional Information - Parent (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employee	Dec. 31, 2016 GBP (£) Employee	Dec. 31, 2015 GBP (£)
Disclosure Of Operating Expense [Line Items]
Wages and salaries	£ 746	£ 731	£ 726
Santander UK Group Holdings plc [member]
Disclosure Of Operating Expense [Line Items]
Wages and salaries	£ 3	£ 3
Number of full-time staff | Employee	0	0